AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8%
	Australia - 0.7%
4,908	Sonic Healthcare Ltd.	$ 131,530
46,580	South32 Ltd.	126,773
		258,303
	Belgium - 0.3%
898	Solvay S.A.	107,457

	Canada - 1.2%
42	CAE, Inc.(a)	1,061
1,946	Canadian Apartment Properties REIT	85,592
2,157	Canadian Imperial Bank of Commerce	270,855
445	Canadian Tire Corp Ltd.	64,249
1,034	Restaurant Brands International, Inc.	57,835
		479,592
	Denmark - 0.4%
41	AP Moller - Maersk A/S - Series B	146,534

	Finland - 0.8%
3,314	Fortum OYJ	89,552
38,914	Nokia OYJ(a)	229,418
		318,970
	France - 4.0%
5,913	AXA S.A.	185,728
1,529	Bouygues S.A.	53,584
7,135	Carrefour S.A.	135,645
2,794	Cie de Saint-Gobain	187,261
15,604	Credit Agricole S.A.	232,833
8,092	Engie S.A.	123,235
3,308	Sanofi	344,738
7,135	Societe Generale S.A.	262,030
		1,525,054
	Germany - 3.3%
2,007	BASF S.E.	152,262
5,197	Bayer A.G.	314,389
1,973	Bayerische Motoren Werke A.G.	206,057

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Germany - 3.3% (Continued)
1,715	Covestro A.G.	$ 101,859
1,199	Daimler Truck Holding A.G.(a)	42,275
2,181	Deutsche Post A.G.	129,855
8,906	E.ON S.E.	122,282
2,371	Mercedes-Benz Group A.G.	186,297
		1,255,276
	Hong Kong - 0.3%
14,480	CK Asset Holdings Ltd.	96,292

	Ireland - 3.9%
1,730	Accenture PLC, Class A	611,693
8,037	Seagate Technology Holdings plc	861,165
		1,472,858
	Japan - 7.6%
9,416	Canon, Inc.	221,608
6,366	Dai-ichi Life Holdings, Inc.	142,247
3,308	Dentsu Group, Inc.	113,253
2,090	FUJIFILM Holdings Corporation	138,567
862	Fujitsu Ltd.	112,504
21,800	Inpex Corporation	218,790
2,710	ITOCHU Corporation	86,351
7,662	Japan Tobacco, Inc.	152,730
7,502	Kubota Corporation	159,319
7,922	Marubeni Corporation	81,194
2,776	Mitsubishi Corporation	93,520
46,648	Mitsubishi UFJ Financial Group, Inc.	280,132
3,618	Mitsui & Company Ltd.	89,709
4,182	MS&AD Insurance Group Holdings, Inc.	142,668
7,344	Nippon Steel Corporation	118,408
1,524	Nippon Yusen KK	117,859
7,384	NTT Data Corporation	140,258
4,832	Sumitomo Corporation	74,359
27,014	Toray Industries, Inc.	170,206
1,530	Toyota Tsusho Corporation	61,289

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Japan - 7.6% (Continued)
6,534	Yamaha Motor Company Ltd.	$ 154,034
		2,869,005
	Luxembourg - 0.3%
4,288	ArcelorMittal S.A.	126,207

	Netherlands - 3.4%
23	Adyen N.V.(a)	46,233
3,100	AerCap Holdings N.V.(a)	195,300
8,957	CNH Industrial N.V.	134,204
17,504	ING Groep N.V.	256,895
1,596	Iveco Group N.V.(a)	16,982
4,387	Koninklijke Ahold Delhaize N.V.	141,740
67,646	Koninklijke KPN N.V.	222,471
1,231	LyondellBasell Industries N.V., Class A	119,075
2,571	NN Group N.V.	143,225
		1,276,125
	Norway - 0.3%
14,372	Norsk Hydro ASA	109,838

	Singapore - 0.4%
42,484	Wilmar International Ltd.	134,277

	Spain - 0.5%
14,019	Repsol S.A.	177,080

	Sweden - 0.5%
469	Evolution A.B.	57,107
5,915	SKF A.B., B Shares	128,646
		185,753
	Switzerland - 1.2%
5,226	ABB Ltd.	178,834
15,436	UBS Group A.G.	284,849
		463,683

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	United Kingdom - 5.1%
13,368	3i Group plc	$ 246,334
3,058	AstraZeneca plc	354,430
19,433	BAE Systems plc	150,870
4,953	British American Tobacco plc	210,752
107,971	BT Group PLC	283,989
6,940	Imperial Brands plc	163,495
14,727	Kingfisher plc	65,586
647	Next plc	65,251
9,821	Shell plc	249,214
37,910	Tesco plc	151,442
		1,941,363
	United States - 65.6%
1,566	AGCO Corporation	183,535
8,758	AGNC Investment Corporation	130,407
2,020	Alcoa Corporation	114,554
7,563	Ally Financial, Inc.	360,906
3,753	Altria Group, Inc.	190,953
2,009	AmerisourceBergen Corporation	273,626
744	Anthem, Inc.	328,096
2,370	Apollo Global Management, Inc.	165,900
5,416	Arrow Electronics, Inc.(a)	671,584
15,219	AT&T, Inc.	388,085
2,148	Berkshire Hathaway, Inc., Class B(a)	672,367
5,575	Best Buy Company, Inc.	553,486
1,525	Bunge Ltd.	150,762
2,580	Capital One Financial Corporation	378,564
2,456	CDW Corporation/DE	464,307
746	Celanese Corporation	116,160
5,886	Cognizant Technology Solutions Corporation, Class A	502,783
3,580	CVS Health Corporation	381,305
905	Darden Restaurants, Inc.	126,582
1,770	Darling Ingredients, Inc.(a)	112,873
6,195	Dell Technologies, Inc., Class C(a)	351,938
4,694	Devon Energy Corporation	237,376

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	United States - 65.6% (Continued)
1,664	Diamondback Energy, Inc.	$ 209,930
3,209	Discover Financial Services	371,442
18,668	DISH Network Corporation, Class A(a)	586,175
2,292	Dow, Inc.	136,901
12,339	DXC Technology Company(a)	371,157
3,169	Electronic Arts, Inc.	420,400
2,408	Emerson Electric Company	221,416
2,202	EOG Resources, Inc.	245,478
746	EPAM Systems, Inc.(a)	355,200
3,313	Exelon Corporation	191,989
1,517	Expeditors International of Washington, Inc.	173,666
3,624	Fidelity National Financial, Inc.	182,468
1,359	Fidelity National Information Services, Inc.	162,971
1,116	General Dynamics Corporation	236,704
5,165	Gilead Sciences, Inc.	354,732
1,102	HCA Healthcare, Inc.	264,535
23,322	HP, Inc.	856,616
3,516	International Business Machines Corporation	469,632
22,331	Interpublic Group of Companies, Inc.	793,644
3,351	Iron Mountain, Inc.	153,878
9,856	Jefferies Financial Group, Inc.	361,124
570	Jones Lang LaSalle, Inc.(a)	142,950
5,088	Kroger Company (The)	221,786
883	Laboratory Corp of America Holdings(a)	239,611
1,211	Lamar Advertising Company, Class A	134,130
2,585	Lennar Corporation, Class A	248,444
2,338	Lincoln National Corporation	163,613
4,545	LKQ Corporation	249,475
3,030	Marathon Petroleum Corporation	217,403
1,020	McDonald's Corporation	264,639
1,019	McKesson Corporation	261,598
841	Molina Healthcare, Inc.(a)	244,294
16,618	NortonLifeLock, Inc.	432,234
3,356	NRG Energy, Inc.	134,005

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	United States - 65.6% (Continued)
1,065	Nucor Corporation	$ 107,991
11,083	Omnicom Group, Inc.	835,215
5,484	Oracle Corporation	445,082
2,659	Owens Corning	235,853
10,858	Pfizer, Inc.	572,108
2,264	Philip Morris International, Inc.	232,852
5,152	PPL Corporation	152,911
1,683	Quest Diagnostics, Inc.	227,239
608	Regeneron Pharmaceuticals, Inc.(a)	370,023
1,711	Robert Half International, Inc.	193,788
1,233	Simon Property Group, Inc.	181,497
936	Snap-on, Inc.	194,922
1,845	Stellantis N.V.	35,179
7,729	Stellantis N.V.	147,355
8,091	Synchrony Financial	344,596
2,550	Sysco Corporation	199,282
15,755	Tapestry, Inc.	597,902
2,850	Target Corporation	628,225
6,043	TD SYNNEX Corporation	631,917
1,747	Tyson Foods, Inc., Class A	158,785
3,122	UGI Corporation	141,583
1,367	United Parcel Service, Inc., Class B	276,421
570	United Rentals, Inc.(a)	182,468
1,580	United Therapeutics Corporation(a)	318,955
728	Watsco, Inc.	205,704
1,185	Whirlpool Corporation	249,075
1,211	Yum! Brands, Inc.	151,581
		24,948,898

	TOTAL COMMON STOCKS (Cost $35,816,177)	37,892,565

	TOTAL INVESTMENTS - 99.8% (Cost $35,816,177)	$ 37,892,565
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	101,203
	NET ASSETS - 100.0%	$ 37,993,768

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.